               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds
                         Supplement Dated May 17, 2001
       to Prospectus Dated October 27, 2000 As Restated February 26, 2001
                         (All Funds Except Power Plus)

               to Prospectus Dated February 26, 2001 (Power Plus)
                        Class A, B, C and II Shares of:

  Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder
    Micro-Cap Equity Fund, Munder MidCap Select Fund (formerly Munder Growth Opportunities Fund), Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder
  Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap
   Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging
    Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund



                             REINVESTMENT PRIVILEGE

The Reinvestment Privilege in the section entitled Your Investment-Shareholder Privileges in the prospectus is hereby deleted in its entirety and replaced with the following:

     Reinvestment Privilege. For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                                The Munder Funds
                         Supplement Dated May 17, 2001
                      to Prospectus Dated October 27, 2000
                        Class A, B, C and II Shares of:

   Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder
  International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund,
     Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services
   Fund, Munder Framlington Healthcare Fund, Munder Framlington International
                                  Growth Fund


                           RE-OPENING OF NETNET FUND

     Effective May 23, 2001, the NetNet Fund will be re-opened to new investors.



SUPPROEQABC&II501

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds
                         Supplement Dated May 17, 2001
       to Prospectus Dated October 27, 2000 As Restated February 26, 2001
                         (All Funds Except Power Plus)

               to Prospectus Dated February 26, 2001 (Power Plus)
                               Class Y Shares of:

   Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder
    Micro-Cap Equity Fund, Munder MidCap Select Fund (formerly Munder Growth Opportunities Fund), Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder
  Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap
   Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging
    Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund,
Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund,
 Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash
  Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund
                   and Munder U.S. Treasury Money Market Fund

                             AVAILABILITY OF SHARES

     The Class Y Shares of all the Funds except the Cash Investment Fund, Multi-Season Growth Fund and the Money Market Fund are not currently available for purchase in the State of Nebraska. The Class Y Shares of the Future Technology Fund, Framlington Global Financial Services Fund and MidCap Select Fund are not currently available for purchase in the State of New Hampshire. The Class Y Shares of Framlington Global Financial Services Fund and MidCap Select Fund are not currently available for purchase in the State of Montana.

                                The Munder Funds
                         Supplement Dated May 17, 2001
                      to Prospectus Dated October 27, 2000
                               Class Y Shares of:

   Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder
  International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund,
     Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services
   Fund, Munder Framlington Healthcare Fund, Munder Framlington International
      Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan
     Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund
  Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund


                           RE-OPENING OF NETNET FUND

     Effective May 23, 2001, the NetNet Fund will be re-opened to new investors.



SUPPROY501